Expense Example - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - Fidelity Water Sustainability Fund - Fidelity Water Sustainability Fund
Jul. 29, 2023 USD ($)
Expense Example:
1 year	$ 97
3 years	328
5 years	583
10 years	$ 1,312